UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21034

SANFORD C. BERNSTEIN FUND II, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2011

Date of reporting period: December 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

Sanford C. Bernstein Fund II, Inc. - Intermediate Duration Institutional Portfolio

Portfolio of Investments

December 31, 2010 (unaudited)

		Principal Amount (000)	U.S. $ Value
CORPORATES - INVESTMENT GRADES - 30.8%
Industrial - 14.5%
Basic - 2.7%
Alcoa, Inc.
6.75%, 7/15/18	U.S.$	1,030	$1,122,280
Anglo American Capital PLC
9.375%, 4/08/19 (a)		1,585	2,132,039
AngloGold Ashanti Holdings PLC
5.375%, 4/15/20		1,660	1,726,400
ArcelorMittal
6.125%, 6/01/18		2,840	3,025,983
ArcelorMittal USA, Inc.
6.50%, 4/15/14		1,110	1,209,570
BHP Billiton Finance USA Ltd.
5.40%, 3/29/17		200	221,365
7.25%, 3/01/16		2,215	2,639,272
Dow Chemical Co. (The)
7.375%, 11/01/29		180	216,382
7.60%, 5/15/14		1,422	1,640,118
8.55%, 5/15/19		1,574	1,972,612
Eastman Chemical Co.
5.50%, 11/15/19		350	368,262
International Paper Co.
7.50%, 8/15/21		1,082	1,278,019
7.95%, 6/15/18		1,530	1,820,643
Packaging Corp. of America
5.75%, 8/01/13		910	975,879
PPG Industries, Inc.
5.75%, 3/15/13		2,145	2,328,093
Rio Tinto Finance USA Ltd.
6.50%, 7/15/18		2,730	3,182,757
Teck Resources Ltd.
6.00%, 8/15/40		168	177,624
Union Carbide Corp.
7.75%, 10/01/96		745	711,475
Vale Inco Ltd.
7.75%, 5/15/12		2,880	3,088,400

			29,837,173

Capital Goods - 0.6%
General Electric Co.
5.25%, 12/06/17		250	270,024
Holcim US Finance Sarl & Cie SCS
6.00%, 12/30/19 (a)		251	260,649
Lafarge SA
6.15%, 7/15/11		1,556	1,596,587
Owens Corning
6.50%, 12/01/16		1,812	1,919,127
Republic Services, Inc.
5.25%, 11/15/21		983	1,035,966
5.50%, 9/15/19		1,413	1,540,927
United Technologies Corp.
8.75%, 3/01/21		175	240,368
Vulcan Materials Co.
6.30%, 6/15/13		200	212,291

			7,075,939

Communications - Media - 1.9%
BSKYB Finance UK PLC
5.625%, 10/15/15 (a)	1,335	1,472,266
CBS Corp.
5.625%, 8/15/12	19	20,152
5.75%, 4/15/20	265	281,606
8.875%, 5/15/19	1,255	1,578,893
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22	1,220	1,687,969
Comcast Corp.
5.50%, 3/15/11	150	151,464
DirecTV Holdings LLC / DirecTV Financing Co., Inc.
4.75%, 10/01/14	1,030	1,097,731
6.375%, 6/15/15	735	759,806
News America Holdings, Inc.
9.25%, 2/01/13	1,410	1,625,018
News America, Inc.
6.55%, 3/15/33	825	877,075
Reed Elsevier Capital, Inc.
8.625%, 1/15/19	1,065	1,354,033
RR Donnelley & Sons Co.
4.95%, 4/01/14	615	630,093
5.50%, 5/15/15	110	112,425
11.25%, 2/01/19	1,395	1,745,859
TCI Communications, Inc.
7.875%, 2/15/26	120	141,964
Time Warner Cable, Inc.
7.50%, 4/01/14	1,200	1,376,170
Time Warner Entertainment Co. LP
8.375%, 3/15/23	2,620	3,289,724
WPP Finance UK
5.875%, 6/15/14	855	923,765
8.00%, 9/15/14	2,350	2,703,550

		21,829,563

Communications - Telecommunications - 1.9%
America Movil SAB de CV
5.00%, 3/30/20	2,379	2,472,847
American Tower Corp.
5.05%, 9/01/20	2,335	2,296,318
AT&T Corp.
8.00%, 11/15/31	370	465,048
BellSouth Telecommunications, Inc.
7.00%, 10/01/25	150	165,281
British Telecommunications PLC
5.15%, 1/15/13	2,275	2,422,086
Embarq Corp.
7.082%, 6/01/16	2,960	3,273,488
New Cingular Wireless Services, Inc.
8.75%, 3/01/31	5	6,760
Pacific Bell Telephone Co.
6.625%, 10/15/34	150	151,715
Qwest Corp.
7.50%, 10/01/14	1,160	1,299,200
7.875%, 9/01/11	1,460	1,503,800
8.875%, 3/15/12	105	113,531
Telecom Italia Capital SA

6.175%, 6/18/14	2,260	2,403,438
6.375%, 11/15/33	315	270,363
7.175%, 6/18/19	995	1,064,583
United States Cellular Corp.
6.70%, 12/15/33	3,090	3,001,512
Verizon Communications, Inc.
5.55%, 2/15/16	150	168,138

		21,078,108

Consumer Cyclical - Automotive - 0.8%
Daimler Finance North America LLC
5.75%, 9/08/11	755	780,127
7.30%, 1/15/12	786	835,112
7.75%, 1/18/11	292	292,669
Harley-Davidson Funding Corp.
5.75%, 12/15/14 (a)	1,973	2,073,459
Nissan Motor Acceptance Corp.
4.50%, 1/30/15 (a)	2,094	2,174,265
Volvo Treasury AB
5.95%, 4/01/15 (a)	2,092	2,272,312

		8,427,944

Consumer Cyclical - Entertainment - 0.6%
Time Warner, Inc.
4.70%, 1/15/21	1,180	1,201,440
7.625%, 4/15/31	125	151,960
Turner Broadcasting System, Inc.
8.375%, 7/01/13	2,314	2,658,529
Viacom, Inc.
5.625%, 9/15/19	2,370	2,633,224

		6,645,153

Consumer Cyclical - Other - 0.3%
Marriott International, Inc.
Series J
5.625%, 2/15/13	2,601	2,789,544
MDC Holdings, Inc.
5.50%, 5/15/13	150	157,243
Toll Brothers Finance Corp.
5.15%, 5/15/15	325	332,225
6.875%, 11/15/12	70	74,146

		3,353,158

Consumer Cyclical - Retailers - 0.1%
CVS Caremark Corp.
6.60%, 3/15/19	1,165	1,364,062
Kohl’s Corp.
6.25%, 12/15/17	100	115,376

		1,479,438

Consumer Non-Cyclical - 2.0%
Ahold Finance USA LLC
6.875%, 5/01/29	2,480	2,763,144
Altria Group, Inc.
9.70%, 11/10/18	1,485	1,959,051
Bunge Ltd. Finance Corp.
5.10%, 7/15/15	1,186	1,223,352

5.875%, 5/15/13	1,865	1,996,647
Cadbury Schweppes US Finance LLC
5.125%, 10/01/13 (a)	2,525	2,736,411
ConAgra Foods, Inc.
6.75%, 9/15/11	10	10,407
Delhaize Group SA
5.875%, 2/01/14	625	689,724
Fortune Brands, Inc.
3.00%, 6/01/12	1,450	1,471,747
4.875%, 12/01/13	1,387	1,449,204
5.125%, 1/15/11	65	65,063
Johnson & Johnson
6.95%, 9/01/29	150	189,223
Kraft Foods, Inc.
5.25%, 10/01/13	940	1,027,610
6.25%, 6/01/12	2,093	2,238,937
PepsiCo, Inc.
5.00%, 6/01/18	200	220,779
Reynolds American, Inc.
7.25%, 6/01/13	2,420	2,692,654
7.625%, 6/01/16	405	470,701
Safeway, Inc.
6.50%, 3/01/11	395	398,086
Whirlpool Corp.
8.60%, 5/01/14	285	328,632

		21,931,372

Energy - 1.9%
Anadarko Petroleum Corp.
5.95%, 9/15/16	2,493	2,678,202
6.45%, 9/15/36	784	781,953
Apache Corp.
5.625%, 1/15/17	200	228,105
Baker Hughes, Inc.
6.50%, 11/15/13	1,225	1,394,149
Canadian Natural Resources Ltd.
5.15%, 2/01/13	875	942,993
ConocoPhillips Holding Co.
6.95%, 4/15/29	5	6,145
Hess Corp.
7.875%, 10/01/29	911	1,143,323
8.125%, 2/15/19	190	240,040
Marathon Oil Corp.
7.50%, 2/15/19	793	984,855
Nabors Industries, Inc.
9.25%, 1/15/19	2,525	3,128,945
Noble Energy, Inc.
8.25%, 3/01/19	2,433	3,040,250
Noble Holding International Ltd.
4.90%, 8/01/20	207	214,141
Valero Energy Corp.
6.125%, 2/01/20	1,164	1,236,245
6.875%, 4/15/12	1,560	1,660,122
Weatherford International Ltd.
5.15%, 3/15/13	1,080	1,145,594
6.00%, 3/15/18	425	457,444
9.625%, 3/01/19	1,165	1,494,913

Williams Cos., Inc. (The)
7.875%, 9/01/21	871	1,028,074

		21,805,493

Other Industrial - 0.3%
Noble Group Ltd.
6.75%, 1/29/20 (a)	2,687	2,975,914

Technology - 0.6%
Agilent Technologies, Inc.
5.00%, 7/15/20	417	423,310
Computer Sciences Corp.
5.50%, 3/15/13	1,560	1,668,080
Motorola, Inc.
6.50%, 9/01/25	1,410	1,450,057
7.50%, 5/15/25	260	282,708
Tyco Electronics Group SA
6.00%, 10/01/12	100	107,517
Xerox Corp.
8.25%, 5/15/14	2,025	2,363,722

		6,295,394

Transportation - Airlines - 0.2%
Southwest Airlines Co.
5.25%, 10/01/14	1,335	1,404,069
5.75%, 12/15/16	890	942,239

		2,346,308

Transportation - Railroads - 0.0%
Canadian Pacific Railway Co.
6.50%, 5/15/18	445	506,096

Transportation - Services - 0.6%
Asciano Finance Ltd.
3.125%, 9/23/15 (a)	2,795	2,687,105
Aviation Capital Group
7.125%, 10/15/20 (a)	1,035	1,059,471
Con-way, Inc.
6.70%, 5/01/34	1,973	1,810,176
Ryder System, Inc.
5.85%, 11/01/16	745	818,463
7.20%, 9/01/15	727	833,793

		7,209,008

		162,796,061

Financial Institutions - 12.5%
Banking - 6.4%
American Express Co.
7.25%, 5/20/14	1,135	1,293,025
Bank of America Corp.
5.625%, 7/01/20	1,520	1,549,628
7.625%, 6/01/19	1,560	1,796,239
Series L
5.65%, 5/01/18	3,430	3,504,678
Bank of Tokyo-Mitsubishi UFJ Ltd./New York NY
7.40%, 6/15/11	280	285,308

BankAmerica Capital II
Series 2
8.00%, 12/15/26	1,350	1,358,437
Bear Stearns Cos. LLC (The)
5.30%, 10/30/15	55	59,685
5.55%, 1/22/17	2,670	2,837,777
5.70%, 11/15/14	3,120	3,428,097
Citigroup, Inc.
4.75%, 5/19/15	3,855	4,036,559
5.30%, 1/07/16	20	21,236
5.50%, 4/11/13	1,285	1,368,307
6.50%, 8/19/13	105	115,296
8.50%, 5/22/19	2,895	3,593,954
Compass Bank
5.50%, 4/01/20	3,394	3,289,808
Countrywide Financial Corp.
6.25%, 5/15/16	1,140	1,169,054
Goldman Sachs Group, Inc. (The)
3.625%, 8/01/12	250	258,001
4.75%, 7/15/13	125	133,159
5.125%, 1/15/15	60	64,463
5.35%, 1/15/16	250	268,600
6.00%, 6/15/20	2,535	2,739,483
7.50%, 2/15/19	2,030	2,366,962
JP Morgan Chase Capital XVIII
Series R
6.95%, 8/17/36	200	200,678
JPMorgan Chase & Co.
0.437%, 11/01/12 (b)	100	99,561
3.70%, 1/20/15	250	258,722
4.40%, 7/22/20	1,460	1,436,999
M&I Marshall & Ilsley Bank
5.00%, 1/17/17	2,420	2,455,627
Macquarie Group Ltd.
4.875%, 8/10/17 (a)	2,905	2,844,294
Merrill Lynch & Co., Inc.
6.05%, 5/16/16	879	905,643
6.11%, 1/29/37	125	112,835
Morgan Stanley
5.30%, 3/01/13	160	170,499
5.50%, 7/24/20	4,435	4,480,565
6.625%, 4/01/18	2,115	2,294,286
National Capital Trust II
5.486%, 3/23/15 (a)	705	679,167
National City Bank/Cleveland OH
6.25%, 3/15/11	2,680	2,707,934
Nationwide Building Society
6.25%, 2/25/20 (a)	2,855	2,975,107
Royal Bank of Scotland Group PLC
5.00%, 10/01/14	85	81,768
Santander US Debt SA Unipersonal
2.991%, 10/07/13 (a)	2,800	2,720,113
Societe Generale
2.50%, 1/15/14 (a)	2,775	2,772,175
SouthTrust Corp.
5.80%, 6/15/14	15	16,236
UFJ Finance Aruba AEC
6.75%, 7/15/13	520	579,854

Unicredit Luxembourg Finance SA
6.00%, 10/31/17 (a)	1,300	1,271,273
Union Bank NA
5.95%, 5/11/16	3,040	3,235,776
Wachovia Bank NA
5.60%, 3/15/16	150	163,215
Wachovia Corp.
5.35%, 3/15/11	50	50,478
5.50%, 5/01/13	2,760	3,003,424
Wells Fargo & Co.
5.625%, 12/11/17	655	725,205

		71,779,190

Brokerage - 0.1%
Jefferies Group, Inc.
6.875%, 4/15/21	1,098	1,141,120

Finance - 1.2%
General Electric Capital Corp.
4.80%, 5/01/13	5,675	6,067,080
5.375%, 10/20/16	200	216,955
5.625%, 5/01/18	115	125,409
Series A
4.375%, 11/21/11	19	19,616
5.00%, 6/30/18-6/30/18 (c)	225	226,869
5.50%, 12/18/18 (c)	200	200,541
6.90%, 9/15/15	200	228,898
Series G
5.72%, 8/22/11	250	256,952
HSBC Finance Corp.
6.676%, 1/15/21 (a)	111	112,141
7.00%, 5/15/12	1,490	1,598,688
SLM Corp.
Series A
5.375%, 1/15/13-5/15/14	4,030	4,060,387

		13,113,536

Insurance - 4.2%
Aegon NV
4.75%, 6/01/13	426	445,902
Aetna, Inc.
6.00%, 6/15/16	840	957,902
Aflac, Inc.
3.45%, 8/15/15	465	472,409
Allied World Assurance Co. Holdings Ltd.
7.50%, 8/01/16	805	891,310
Allstate Corp. (The)
5.00%, 8/15/14	150	163,794
6.125%, 5/15/37	2,625	2,618,437
Allstate Life Global Funding Trusts
5.375%, 4/30/13	5	5,445
American International Group, Inc.
6.40%, 12/15/20	1,295	1,358,726
Assurant, Inc.
5.625%, 2/15/14	755	793,802
CIGNA Corp.
5.125%, 6/15/20	928	961,927
Coventry Health Care, Inc.
5.95%, 3/15/17	575	584,593

6.125%, 1/15/15	220	229,082
6.30%, 8/15/14	1,765	1,863,724
Genworth Financial, Inc.
6.515%, 5/22/18	2,700	2,744,045
Guardian Life Insurance Co. of America
7.375%, 9/30/39 (a)	1,255	1,460,969
Hartford Financial Services Group, Inc.
4.00%, 3/30/15	545	546,480
5.50%, 3/30/20	2,562	2,598,934
6.10%, 10/01/41	120	113,331
Humana, Inc.
6.30%, 8/01/18	1,205	1,299,753
6.45%, 6/01/16	265	289,884
7.20%, 6/15/18	615	694,734
Liberty Mutual Group, Inc.
5.75%, 3/15/14 (a)	965	1,003,700
Lincoln National Corp.
8.75%, 7/01/19	718	898,109
Markel Corp.
7.125%, 9/30/19	1,336	1,450,772
Massachusetts Mutual Life Insurance Co.
8.875%, 6/01/39 (a)	1,385	1,853,721
Metlife Capital Trust IV
7.875%, 12/15/37 (a)	1,065	1,126,238
MetLife, Inc.
4.75%, 2/08/21	530	541,142
5.00%, 11/24/13-6/15/15	880	953,477
5.375%, 12/15/12	10	10,708
7.717%, 2/15/19	482	591,766
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)	2,295	2,661,791
Principal Financial Group, Inc.
7.875%, 5/15/14	2,010	2,315,641
Prudential Financial, Inc.
5.15%, 1/15/13	1,795	1,914,536
6.20%, 1/15/15	295	325,329
8.875%, 6/15/38	1,020	1,185,750
Series D
7.375%, 6/15/19	220	259,389
UnitedHealth Group, Inc.
6.00%, 2/15/18	3,365	3,819,766
WellPoint, Inc.
4.35%, 8/15/20	2,300	2,282,078
5.00%, 12/15/14	150	162,742
5.875%, 6/15/17	230	257,094
7.00%, 2/15/19	540	635,653
XL Group PLC
5.25%, 9/15/14	1,690	1,741,373
6.25%, 5/15/27	135	132,952

		47,218,910

Other Finance - 0.2%
ORIX Corp.
4.71%, 4/27/15	2,648	2,681,730

REITS - 0.4%
ERP Operating LP
5.25%, 9/15/14	140	152,679

HCP, Inc.
5.95%, 9/15/11	145	149,683
Healthcare Realty Trust, Inc.
5.125%, 4/01/14	1,629	1,705,685
8.125%, 5/01/11	15	15,337
Nationwide Health Properties, Inc.
6.50%, 7/15/11	85	87,331
Simon Property Group LP
4.375%, 3/01/21	3,045	3,009,170

		5,119,885

		141,054,371

Utility - 2.6%
Electric - 1.1%
Alabama Power Co.
5.55%, 2/01/17	150	166,660
Allegheny Energy Supply Co. LLC
5.75%, 10/15/19 (a)	2,495	2,511,320
Ameren Corp.
8.875%, 5/15/14	1,445	1,625,869
Constellation Energy Group, Inc.
5.15%, 12/01/20	2,215	2,180,663
Enersis SA
7.375%, 1/15/14	70	77,365
FirstEnergy Corp.
Series B
6.45%, 11/15/11	246	256,009
Series C
7.375%, 11/15/31	1,723	1,816,323
Pacific Gas & Electric Co.
6.05%, 3/01/34	5	5,474
SPI Electricity & Gas Australia Holdings Pty Ltd.
6.15%, 11/15/13 (a)	1,180	1,281,301
Teco Finance, Inc.
4.00%, 3/15/16	595	606,697
5.15%, 3/15/20	730	756,839
Union Electric Co.
6.70%, 2/01/19	260	303,075
Wisconsin Energy Corp.
6.25%, 5/15/67	1,279	1,259,815

		12,847,410

Natural Gas - 1.3%
DCP Midstream LLC
5.35%, 3/15/20 (a)	609	631,189
6.875%, 2/01/11	239	240,043
Energy Transfer Partners LP
6.125%, 2/15/17	135	148,403
6.625%, 10/15/36	130	137,048
6.70%, 7/01/18	1,645	1,866,203
7.50%, 7/01/38	1,820	2,116,913
EQT Corp.
8.125%, 6/01/19	1,353	1,574,224
Nisource Finance Corp.
6.80%, 1/15/19	2,840	3,285,883
TransCanada PipeLines Ltd.
6.35%, 5/15/67	2,725	2,690,763

Williams Partners LP
5.25%, 3/15/20	1,971	2,043,139

		14,733,808

Other Utility - 0.2%
Veolia Environnement
6.00%, 6/01/18	1,810	2,027,166

		29,608,384

Non Corporate Sectors - 1.2%
Agencies - Not Government Guaranteed - 1.2%
Gazprom Via Gaz Capital SA
6.212%, 11/22/16 (a)	4,975	5,242,406
Petrobras International Finance Co.
5.75%, 1/20/20	4,080	4,233,278
TransCapitalInvest Ltd. for OJSC AK Transneft
8.70%, 8/07/18 (a)	2,705	3,327,150

		12,802,834

Total Corporates - Investment Grades (cost $322,750,517)		346,261,650

GOVERNMENTS - TREASURIES - 20.8%
United States - 20.8%
U.S. Treasury Bonds
4.50%, 2/15/36	20,196	20,909,161
4.625%, 2/15/40	21,205	22,212,237
5.375%, 2/15/31	4,395	5,130,477
U.S. Treasury Notes
1.75%, 7/31/15	38,495	38,371,816
2.125%, 5/31/15	47,815	48,577,171
3.375%, 11/15/19	8,265	8,437,400
3.625%, 2/15/20	87,245	90,543,908

Total Governments - Treasuries (cost $237,527,503)		234,182,170

MORTGAGE PASS-THRU’S - 16.1%
Agency Fixed Rate 30-Year - 15.3%
Federal Home Loan Mortgage Corp. Gold
Series 2005
5.50%, 1/01/35	48	51,054
Series 2007
5.50%, 7/01/35	2,387	2,558,047
Series 2008
6.50%, 5/01/35	87	97,213
Federal National Mortgage Association
4.00%, TBA	5,520	5,491,106
5.50%, 5/01/38 -6/01/38	19,524	20,893,386
6.00%, 11/01/37-7/01/39	28,474	30,913,664
6.50%, 6/01/39	8,965	9,950,138
Series 2003
5.00%, 11/01/33	5,092	5,375,429
5.50%, 4/01/33-7/01/33	9,079	9,766,626
Series 2004
5.50%, 4/01/34-11/01/34	7,646	8,218,491

6.00%, 9/01/34	689	755,244
Series 2005
4.50%, 6/01/35-9/01/35	10,283	10,607,827
5.50%, 2/01/35	8,092	8,699,313
6.00%, 4/01/35	3,951	4,330,292
Series 2006
5.00%, 2/01/36	14,405	15,179,224
5.50%, 4/01/36	2,110	2,267,011
6.00%, 11/01/36	26	27,967
6.50%, 1/01/36	58	65,031
Series 2007
4.50%, 9/01/35	6,617	6,838,784
5.00%, 11/01/35-7/01/36	146	153,095
5.50%, 5/01/36-8/01/37	722	776,889
Series 2008
5.50%, 12/01/35	8,834	9,493,853
5.50%, 3/01/37	1,918	2,060,805
6.00%, 3/01/37-5/01/38	15,504	16,875,600
6.50%, 12/01/28	17	19,348

		171,465,437

Agency ARMs - 0.8%
Federal Home Loan Mortgage Corp.
2.745%, 5/01/35 (b)	1,518	1,598,266
3.384%, 5/01/38 (b)	1,480	1,544,444
Series 2006
5.553%, 12/01/36 (b)	51	53,990
Series 2008
5.342%, 11/01/37 (d)	1,032	1,093,190
Federal National Mortgage Association
Series 2003
4.334%, 12/01/33 (d)	1,179	1,238,655
Series 2006
4.855%, 2/01/36 (d)	1,282	1,338,817
6.115%, 3/01/36 (d)	1,046	1,070,453
Series 2007
4.311%, 3/01/34 (d)	1,126	1,168,859
5.768%, 3/01/37 (d)	11	11,553
5.925%, 2/01/37 (b)	8	8,272

		9,126,499

Total Mortgage Pass-Thru’s (cost $173,352,202)		180,591,936

COMMERCIAL MORTGAGE-BACKED SECURITIES - 9.9%
Non-Agency Fixed Rate CMBS - 9.5%
Banc of America Commercial Mortgage, Inc.
Series 2005-6, Class A4
5.196%, 9/10/47	495	531,659
Series 2007-1, Class A4
5.451%, 1/15/49	25	26,081
Series 2007-5, Class A4
5.492%, 2/10/51	260	271,939

Bear Stearns Commercial Mortgage Securities
Series 2006-PW12, Class A4
5.722%, 9/11/38	1,505	1,642,052
Citigroup Commercial Mortgage Trust
Series 2004-C1, Class A4
5.375%, 4/15/40	425	456,371
Commercial Mortgage Pass Through Certificates
Series 2005-C6, Class A5A
5.116%, 6/10/44	1,725	1,846,062
Series 2006-C8, Class A4
5.306%, 12/10/46	3,895	4,062,431
Series 2007-C9, Class A4
5.815%, 12/10/49	200	215,184
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-C1, Class A4
4.75%, 1/15/37	1,220	1,278,059
Series 2005-C1, Class A4
5.014%, 2/15/38	4,520	4,802,681
Credit Suisse Mortgage Capital Certificates
Series 2006-C3, Class A3
5.826%, 6/15/38	5,505	5,951,220
Series 2006-C4, Class A3
5.467%, 9/15/39	220	230,733
Series 2006-C5, Class A3
5.311%, 12/15/39	3,205	3,338,148
Greenwich Capital Commercial Funding Corp.
Series 2007-GG11, Class A4
5.736%, 12/10/49	3,545	3,745,823
Series 2007-GG9, Class A4
5.444%, 3/10/39	3,505	3,692,792
GS Mortgage Securities Corp. II
Series 2004-GG2, Class A6
5.396%, 8/10/38	110	118,154
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2005-LDP1, Class A4
5.038%, 3/15/46	19	19,950
Series 2006-CB14, Class A4
5.481%, 12/12/44	1,530	1,630,282
Series 2006-CB15, Class A4
5.814%, 6/12/43	5,260	5,639,174
Series 2006-CB16, Class A4
5.552%, 5/12/45	4,090	4,369,728
Series 2006-CB17, Class A4
5.429%, 12/12/43	6,085	6,450,455
Series 2007-C1, Class A4
5.716%, 2/15/51	40	41,547
Series 2007-LD11, Class A4
5.817%, 6/15/49	5,225	5,466,680
Series 2007-LDPX, Class A3
5.42%, 1/15/49	5,500	5,720,348
LB-UBS Commercial Mortgage Trust
Series 2003-C3, Class A4
4.166%, 5/15/32	190	198,445
Series 2004-C4, Class A4
5.258%, 6/15/29	80	85,710
Series 2005-C1, Class A4
4.742%, 2/15/30	435	455,630

Series 2006-C1, Class A4
5.156%, 2/15/31	220	234,999
Series 2006-C3, Class A4
5.661%, 3/15/39	940	1,010,119
Series 2006-C4, Class A4
5.881%, 6/15/38	315	340,871
Series 2006-C6, Class A4
5.372%, 9/15/39	4,870	5,210,362
Series 2006-C7, Class A3
5.347%, 11/15/38	3,915	4,139,171
Series 2007-C1, Class A4
5.424%, 2/15/40	25	26,253
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-2, Class A4
5.907%, 6/12/46	2,295	2,511,417
Series 2006-3, Class A4
5.414%, 7/12/46	25	26,352
Series 2007-9, Class A4
5.70%, 9/12/49	270	281,776
Morgan Stanley Capital I
Series 2007-HQ13, Class A3
5.569%, 12/15/44	5,240	5,380,188
Series 2007-IQ13, Class A4
5.364%, 3/15/44	2,775	2,862,541
Series 2007-T27, Class A4
5.648%, 6/11/42	6,210	6,743,786
Wachovia Bank Commercial Mortgage Trust
Series 2006-C27, Class A3
5.765%, 7/15/45	5,315	5,717,558
Series 2007-C31, Class A4
5.509%, 4/15/47	5,585	5,694,291
Series 2007-C32, Class A3
5.744%, 6/15/49	4,330	4,479,820

		106,946,842

Agency CMBS - 0.3%
FHLMC Multifamily Structured Pass Through Certificates
Series K008, Class A2
3.531%, 6/25/20	3,877	3,745,830

Non-Agency Floating Rate CMBS - 0.1%
GS Mortgage Securities Corp. II
Series 2007-EOP, Class E
0.706%, 3/06/20 (a) (b)	1,180	1,082,164

Total Commercial Mortgage-Backed Securities (cost $103,987,316)		111,774,836

AGENCIES - 8.3%
Agency Debentures - 8.3%
Citigroup Funding, Inc.- FDIC Insured
0.206%, 5/05/11 (b)	840	840,034
Federal Farm Credit Bank
0.272%, 11/13/12 (b)	2,400	2,398,454
0.282%, 10/12/12 (b)	6,900	6,897,406
0.291%, 9/20/12 (b)	2,900	2,899,562

0.321%, 6/26/13 (b)	13,500	13,495,248
Federal National Mortgage Association
0.281%, 11/23/12 (b)	45,985	45,984,999
0.291%, 9/17/12-10/18/12 (b)	6,525	6,524,460
4.375%, 10/15/15	2,055	2,262,029
6.25%, 5/15/29	8,866	10,877,350
6.625%, 11/15/30	1,050	1,324,857

Total Agencies (cost $92,984,013)		93,504,399

CORPORATES - NON-INVESTMENT GRADES - 3.7%
Industrial - 2.4%
Basic - 0.5%
Georgia-Pacific LLC
5.40%, 11/01/20 (a)	428	423,155
Ineos Group Holdings PLC
8.50%, 2/15/16 (a)	730	695,325
Lyondell Chemical Co.
11.00%, 5/01/18	134	151,381
Severstal OAO Via Steel Capital SA
9.75%, 7/29/13 (a)	1,035	1,152,783
United States Steel Corp.
6.05%, 6/01/17	2,875	2,835,469
Westvaco Corp.
8.20%, 1/15/30	435	458,723
Weyerhaeuser Co.
7.375%, 3/15/32	115	116,252

		5,833,088

Capital Goods - 0.4%
Case New Holland, Inc.
7.875%, 12/01/17 (a)	843	920,978
Mohawk Industries, Inc.
6.875%, 1/15/16	2,945	3,158,512
Textron Financial Corp.
5.40%, 4/28/13	380	393,794

		4,473,284

Communications - Media - 0.2%
CCO Holdings LLC / CCO Holdings Capital Corp.
7.875%, 4/30/18	369	381,915
8.125%, 4/30/20	122	128,405
Interpublic Group of Cos., Inc. (The)
6.25%, 11/15/14	990	1,067,962
Univision Communications, Inc.
12.00%, 7/01/14 (a)	209	228,855

		1,807,137

Communications - Telecommunications - 0.2%
Cricket Communications, Inc.
7.75%, 5/15/16	455	472,062
Qwest Communications International, Inc.
7.50%, 2/15/14	425	430,313
Windstream Corp.
7.875%, 11/01/17	760	798,950

		1,701,325

Consumer Cyclical - Automotive - 0.1%
Ford Motor Co.
7.45%, 7/16/31	1,180	1,264,075
Ford Motor Credit Co. LLC
7.00%, 10/01/13	45	48,245

		1,312,320

Consumer Cyclical - Other - 0.0%
William Lyon Homes, Inc.
10.75%, 4/01/13	100	86,250
Wyndham Worldwide Corp.
6.00%, 12/01/16	125	130,804

		217,054

Consumer Cyclical - Retailers - 0.2%
JC Penney Co., Inc.
5.65%, 6/01/20	2,225	2,130,437
Limited Brands, Inc.
6.90%, 7/15/17	409	434,563

		2,565,000

Consumer Non - Cyclical - 0.5%
Bausch & Lomb, Inc.
9.875%, 11/01/15	915	979,050
HCA, Inc.
8.50%, 4/15/19	1,265	1,385,175
IASIS Healthcare LLC / IASIS Capital Corp.
8.75%, 6/15/14	55	56,444
Mylan, Inc.
7.625%, 7/15/17 (a)	160	170,200
7.875%, 7/15/20 (a)	950	1,023,625
Tyson Foods, Inc.
7.35%, 4/01/16	15	16,453
8.25%, 10/01/11	75	78,375
Universal Health Services, Inc.
7.125%, 6/30/16	1,875	2,032,815

		5,742,137

Energy - 0.1%
Tesoro Corp.
6.50%, 6/01/17	1,160	1,162,900

Services - 0.0%
Service Corp. International/US
6.75%, 4/01/16	5	5,088

Technology - 0.1%
Freescale Semiconductor, Inc.
9.25%, 4/15/18 (a)	1,076	1,183,600

Transportation - Airlines - 0.1%
UAL 2007-1 Pass Through Trust
Series 071A
6.636%, 7/02/22	1,087	1,103,229

		27,106,162

Financial Institutions - 0.8%
Banking - 0.4%
ABN Amro Bank NV
4.31%, 3/10/16	EUR	625	576,288
Commerzbank Capital Funding Trust I
5.012%, 4/12/16 (e)		300	234,520
LBG Capital No.1 PLC
8.00%, 6/15/20 (a)	U.S.$	3,655	3,179,850

			3,990,658

Brokerage - 0.1%
Lehman Brothers Holdings, Inc.
6.20%, 9/26/14 (e)		1,108	256,225
7.875%, 11/01/09 (e)		2,323	537,194
Series G
4.80%, 3/13/14 (e)		698	161,412

			954,831

Finance - 0.0%
International Lease Finance Corp.
5.65%, 6/01/14		333	330,503

Insurance - 0.3%
ING Capital Funding TR III
Series 9
3.903%, 3/31/11 (b)		1,570	1,448,325
Liberty Mutual Group, Inc.
7.80%, 3/15/37 (a)		1,240	1,221,400
XL Group PLC
Series E
6.50%, 4/15/17		1,445	1,242,700

			3,912,425

			9,188,417

Utility - 0.5%
Electric - 0.5%
AES Corp. (The)
7.75%, 3/01/14-10/15/15		1,020	1,088,850
CMS Energy Corp.
8.75%, 6/15/19		955	1,123,282
Dynegy Holdings, Inc.
8.375%, 5/01/16		1,175	878,313
GenOn Energy, Inc.
7.625%, 6/15/14		575	587,938
NRG Energy, Inc.
7.25%, 2/01/14		1,085	1,106,700
7.375%, 2/01/16		635	650,875

			5,435,958

Total Corporates - Non-Investment Grades (cost $40,464,335)			41,730,537

ASSET-BACKED SECURITIES - 1.7%
Home Equity Loans - Floating Rate - 0.9%
Citigroup Mortgage Loan Trust, Inc.
Series 2007-AMC4, Class M1
0.531%, 5/25/37 (b) (f)	65	1,941
Countrywide Asset-Backed Certificates
Series 2002-4, Class A1
1.001%, 2/25/33 (b)	3	2,348
HFC Home Equity Loan Asset Based Certificates
Series 2007-2, Class M2
0.631%, 7/20/36 (b)	225	114,809
Home Equity Asset Trust
Series 2007-3, Class M1
0.611%, 8/25/37 (b) (f)	4,425	35,340
HSBC Home Equity Loan Trust
Series 2005-3, Class A1
0.521%, 1/20/35 (b)	649	573,951
Series 2006-1, Class M1
0.541%, 1/20/36 (b)	56	44,228
Series 2007-1, Class M1
0.641%, 3/20/36 (b)	135	77,330
Series 2007-2, Class M1
0.571%, 7/20/36 (b)	40	23,033
HSI Asset Securitization Corp. Trust
Series 2007-WF1, Class 2A2
0.391%, 5/25/37 (b)	7,980	7,012,746
Indymac Residential Asset Backed Trust
Series 2006-D, Class 2A2
0.371%, 11/25/36 (b)	226	185,612
Mastr Asset Backed Securities Trust
Series 2006-NC2, Class A3
0.371%, 8/25/36 (b)	323	197,976
Newcastle Mortgage Securities Trust
Series 2007-1, Class 2A1
0.391%, 4/25/37 (b)	2,277	1,974,017
Novastar Home Equity Loan
Series 2007-2, Class M1
0.561%, 9/25/37 (b) (f)	25	656
Option One Mortgage Loan Trust
Series 2006-3, Class M1
0.491%, 2/25/37 (b) (f)	1,200	17,914
Soundview Home Equity Loan Trust
Series 2007-OPT2, Class 2A2
0.391%, 7/25/37 (b)	110	77,095
Wells Fargo Home Equity Trust
Series 2004-1, Class 1A
0.561%, 4/25/34 (b)	61	49,044

		10,388,040

Credit Cards - Floating Rate - 0.5%
Discover Card Master Trust
Series 2009-A1, Class A1
1.56%, 12/15/14 (b)	1,310	1,327,363
Series 2009-A2, Class A

1.56%, 2/17/15 (b)	1,165	1,182,028
Series 2010-A1, Class A1
0.91%, 9/15/15 (b)	1,328	1,333,854
MBNA Credit Card Master Note Trust
Series 2006-A2, Class A2
0.32%, 6/15/15 (b)	1,080	1,074,124

		4,917,369

Other ABS - Fixed Rate - 0.2%
CNH Equipment Trust
Series 2010-C, Class A3
1.17%, 5/15/15	2,434	2,427,018

Home Equity Loans - Fixed Rate - 0.1%
Asset Backed Funding Certificates
Series 2003-WF1, Class A2
1.378%, 12/25/32	435	401,104
Bayview Financial Acquisition Trust
Series 2005-D, Class AF2
5.402%, 12/28/35	25	25,454
Citifinancial Mortgage Securities, Inc.
Series 2003-1, Class AFPT
3.36%, 1/25/33	403	371,708
Credit-Based Asset Servicing and Securitization LLC
Series 2003-CB1, Class AF
3.95%, 1/25/33	139	124,153
Series 2005-CB4, Class AF2
4.751%, 8/25/35	32	32,296

		954,715

Total Asset-Backed Securities (cost $25,812,345)		18,687,142

BANK LOANS - 1.4%
Industrial - 1.1%
Basic - 0.1%
Ineos US Finance LLC
7.50%, 12/16/13 (b)	87	88,954
8.00%, 12/16/14 (b)	99	102,185
John Maneely Co.
3.54%, 12/09/13 (b)	336	329,623

		520,762

Capital Goods - 0.1%
Hawker Beechcraft Acquisition Company LLC
2.29%, 3/26/14 (b)	8	7,336
2.26%-2.30%, 3/26/14 (b)	140	122,392
Manitowoc Co. Inc., (The)
8.00%, 11/06/14 (b)	99	99,752
Sequa Corp.
3.56%, 12/03/14 (b)	278	267,863

Tegrant Corp. (SCA Packaging)
5.81%, 3/08/15 (b)	300	235,500

		732,843

Communications - Media - 0.1%
Clear Channel Communications, Inc.
3.91%, 1/29/16 (b)	212	183,567
SuperMedia Inc. (fka Idearc Inc.)
11.00%, 12/31/15 (b)	327	222,784
Univision Communications Inc.
4.51%, 3/31/17 (b)	617	585,924

		992,275

Communications - Telecommunications - 0.1%
Intelsat Jackson Holdings S.A. (fka Intelsat Jackson Holdings, Ltd.)
4/03/18 (g)	785	792,850
Sorenson Communications, Inc.
6.00%, 8/16/13 (b)	304	289,175

		1,082,025

Consumer Cyclical - Automotive - 0.0%
Ford Motor Co.
3.02%-3.04%, 12/15/13 (b)	354	353,536

Consumer Cyclical - Entertainment - 0.0%
Las Vegas Sands, LLC
3.03%, 11/23/16 (b)	338	324,786

Consumer Cyclical - Other - 0.1%
Caesars Entertainment Operating Company Inc. (fka Harrah’s Operating Company, Inc.)
3.29%-3.30%, 1/28/15 (b)	411	371,129
Harbor Freight Tools USA, Inc. / Central Purchasing, LLC
12/22/17 (g)	500	498,540
VML US Finance LLC (aka Venetian Macau)
4.80%, 5/27/13 (b)	206	205,802

		1,075,471

Consumer Cyclical - Restaurants - 0.0%
Dunkin’ Brands, Inc.
5.75%, 11/23/17 (b)	135	136,538

Consumer Cyclical - Retailers - 0.0%
Michaels Stores, Inc.
4.81%, 7/31/16 (b)	131	131,418
Neiman Marcus Group Inc., The
4.30%, 4/06/16 (b)	141	139,036

		270,454

Consumer Non-Cyclical - 0.1%
Fenwal, Inc.
2.54%, 2/28/14 (b)	813	715,472

Energy - 0.1%
Ashmore Energy International 1
3.30%, 3/30/12 (b)	90	88,373
Ashmore Energy International
3.30%, 3/30/14 (b)	353	347,412
CITGO Petroleum
9.00%, 6/24/17 (b)	124	129,532
Dalbo, Inc.
7.00%, 8/27/12 (b)	304	270,518

		835,835

Other Industrial - 0.0%
Education Management LLC
4.31%, 6/01/16 (b)	1	14
Univar Inc.
6.25%, 11/30/16 (b)	210	209,861

		209,875

Services - 0.2%
Aveta, Inc.
8.50%, 4/14/15 (b)	224	221,252
Collins & Aikman Floorcoverings, Inc. (Tandus)
2.80%, 5/08/14 (b)	444	405,864
Koosharem LLC
10.25%, 6/30/14 (b) (h)	502	368,893
Sabre Inc.
2.26%-2.29%, 9/30/14 (b)	495	451,880
Travelport LLC (F/K/A Travelport Inc.)
4.80%, 8/21/15 (b)	67	62,630
4.96%, 8/21/15 (b)	333	312,134
West Corporation
2.64%-2.83%, 10/24/13 (b)	198	196,534
4.51%-4.71%, 7/15/16 (b)	486	487,271

		2,506,458

Technology - 0.2%
Avaya, Inc.
3.03%, 10/24/14 (b)	122	115,745
Dresser, Inc.
2.53%, 5/04/14 (b)	481	479,866
First Data Corporation
3.01%, 9/24/14 (b)	231	213,560
IPC Systems, Inc.
2.51%-2.55%, 6/02/14 (b)	655	622,585
5.55%, 6/01/15 (b)	750	645,000
Sitel, LLC (ClientLogic)
5.79%, 1/30/14 (b)	413	391,971

SunGard Data Systems Inc. (Solar Capital Corp.)
2.01%, 2/28/14 (b)	16	15,818

		2,484,545

Transportation - Airlines - 0.0%
Delta Air Lines, Inc.
3.54%, 4/30/14 (b)	492	476,565

		12,718,676

Utility - 0.2%
Electric - 0.2%
FirstLight Power Resources, Inc. (fka NE Energy, Inc.)
4.81%, 5/01/14 (b)	800	741,336
GBGH, LLC (US Energy)
4.00%, 6/09/13 (b) (f) (i)	308	138,767
12.00%, 6/09/14 (b) (f) (h) (i)	108	0
Texas Competitive Electric Holdings Company, LLC (TXU)
3.76%, 10/10/14 (b)	1,358	1,048,517

		1,928,620

Financial Institutions - 0.1%
Finance - 0.1%
CIT Group, Inc.
6.25%, 8/11/15 (b)	298	304,343
Delos Aircraft Inc.
7.00%, 3/17/16 (b)	114	116,116
International Lease Finance Corp (Delos Aircraft Inc)
6.75%, 3/17/15 (b)	156	157,845

		578,304

Total Bank Loans (cost $15,901,115)		15,224,364

GOVERNMENTS - SOVEREIGN BONDS - 1.3%
Brazil - 0.4%
Republic of Brazil
8.25%, 1/20/34	3,045	4,057,463

Croatia - 0.1%
Republic of Croatia
6.75%, 11/05/19 (a)	1,580	1,651,100

Peru - 0.4%
Republic of Peru
8.75%, 11/21/33	3,187	4,374,157

Poland - 0.2%
Poland Government International Bond
3.875%, 7/16/15	2,381	2,419,691
6.375%, 7/15/19	400	448,000

		2,867,691

Russia - 0.2%
Russian Federation
7.50%, 3/31/30 (a)	1,685	1,948,611

Total Governments - Sovereign Bonds (cost $13,319,028)		14,899,022

INFLATION-LINKED SECURITIES - 1.0%
United States - 1.0%
U.S. Treasury Inflation Index 3.00%, 7/15/12 (TIPS) (cost $11,382,770)	11,051	11,737,847

QUASI-SOVEREIGNS - 0.9%
Quasi-Sovereign Bonds - 0.9%
Kazakhstan - 0.2%
KazMunaiGaz Finance Sub BV
7.00%, 5/05/20 (a)	1,561	1,623,440

Malaysia - 0.3%
Petronas Capital Ltd.
5.25%, 8/12/19 (a)	2,935	3,154,799

Russia - 0.4%
RSHB Capital SA for OJSC Russian Agricultural Bank
7.75%, 5/29/18 (a)	4,579	4,945,320

Total Quasi-Sovereigns (cost $9,055,649)		9,723,559

GOVERNMENTS - SOVEREIGN AGENCIES - 0.7%
Germany - 0.0%
Landwirtschaftliche Rentenbank
5.125%, 2/01/17	5	5,618

United Kingdom - 0.7%
Royal Bank of Scotland PLC (The)
1.45%, 10/20/11 (a)	8,302	8,348,616

Total Governments - Sovereign Agencies (cost $8,304,767)		8,354,234

CMOs - 0.7%
Non-Agency Fixed Rate - 0.5%
Bear Stearns Alt-A Trust
Series 2006-3, Class 22A1
5.17%, 5/25/36	124	59,115
Series 2007-1, Class 21A1
5.331%, 1/25/47	183	113,915
Citigroup Mortgage Loan Trust, Inc.
Series 2005-2, Class 1A4
5.113%, 5/25/35	1,836	1,742,791
Countrywide Alternative Loan Trust
Series 2006-OA7, Class 1A1
2.318%, 6/25/46	3,979	1,686,574
Indymac Index Mortgage Loan Trust
Series 2006-AR7, Class 4A1
5.558%, 5/25/36	1,371	776,192

JP Morgan Alternative Loan Trust
Series 2006-A3, Class 2A1
5.862%, 7/25/36	467	251,715
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A8, Class A1C1
5.25%, 8/25/36	265	259,325
Series 2005-A9, Class 2A1A
2.70%, 12/25/35	3	2,910
Residential Funding Mortgage Securities I
Series 2005-SA3, Class 3A
5.255%, 8/25/35	65	63,053

		4,955,590

Non-Agency Floating Rate - 0.2%
Banc of America Funding Corp.
Series 2007-B, Class A1
0.471%, 4/20/47 (b)	87	56,991
Countrywide Alternative Loan Trust
Series 2005-62, Class 2A1
1.328%, 12/25/35 (b)	729	469,457
Series 2006-OA14, Class 3A1
1.178%, 11/25/46 (b)	2,508	1,299,874
MLCC Mortgage Investors, Inc.
Series 2003-F, Class A1
0.581%, 10/25/28 (b)	8	7,488
Sequoia Mortgage Trust
Series 2007-3, Class 1A1
0.461%, 7/20/36 (b)	39	31,654
Structured Asset Mortgage Investments, Inc.
Series 2004-AR5, Class 1A1
0.591%, 10/19/34 (b)	827	740,689
WaMu Mortgage Pass Through Certificates
Series 2005-AR13, Class B1
0.861%, 10/25/45 (b)	56	4,864
Series 2005-AR13, Class B2
0.891%, 10/25/45 (b) (f)	56	2,236
Series 2007-OA1, Class A1A
1.028%, 2/25/47 (b)	74	46,790
Series 2007-OA3, Class B1
0.711%, 4/25/47 (b) (f)	25	17

		2,660,060

Agency Fixed Rate - 0.0%
Fannie Mae Grantor Trust
Series 2004-T5, Class AB4
0.541%, 5/28/35	323	241,087

Non-Agency ARMs - 0.0%
Citigroup Mortgage Loan Trust, Inc.
Series 2006-AR1, Class 3A1
5.50%, 3/25/36 (b)	133	96,517

Total CMOs (cost $12,783,820)		7,953,254

LOCAL GOVERNMENTS - MUNICIPAL BONDS - 0.2%
United States - 0.2%
California State 7.625%, 3/01/40 (cost $2,695,873)		2,640	2,754,603

		Shares
PREFERRED STOCKS - 0.1%
Financial Institutions - 0.1%
Finance - 0.1%
Citigroup Capital XII
8.50%		42,000	1,109,640

Non Corporate Sectors - 0.0%
Agencies - Government Sponsored - 0.0%
Federal Home Loan Mortgage Corp.
Series Z
8.375%		39,550	24,877
Federal National Mortgage Association
8.25%		59,175	33,138

			58,015

Total Preferred Stocks (cost $3,518,125)			1,167,655

		Principal Amount (000)
EMERGING MARKETS - CORPORATE BONDS - 0.1%
Industrial - 0.1%
Energy - 0.1%
Ecopetrol SA 7.625%, 7/23/19 (cost $856,239)	U.S.$	859	992,145

SUPRANATIONALS - 0.0%
European Investment Bank 5.125%, 5/30/17 (cost $16,170)		15	16,928

		Shares
WARRANTS - 0.0%
GBGH, LLC, expiring 6/09/19 (f) (i) (j) (cost $0)		556	0

SHORT-TERM INVESTMENTS - 2.4%
Investment Companies - 2.4%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.16% (k) (cost $26,727,174)		26,727,174	26,727,174

Total Investments - 100.1% (cost $1,101,438,961) (l)	1,126,283,455
Other assets less liabilities - (0.1)%	(1,096,062)

Net Assets - 100.0%	$1,125,187,393

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at December 31, 2010	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Citibank NA:
Canadian Dollar settling 1/21/11	14,584	$14,435,682	$14,662,706	$227,024
UBS AG:
Canadian Dollar settling 1/21/11	247	245,832	248,261	2,429
Sale Contracts:
Credit Suisse London Branch (GFX):
Canadian Dollar settling 1/21/11	14,831	14,465,323	14,910,968	(445,645)
UBS AG:
Euro settling 1/06/11	659	912,212	881,170	31,042

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio	Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA	$64,060	11/17/13	1.026%	3 Month LIBOR	$315,435

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2010, the aggregate market value of these securities amounted to $87,271,767 or 7.8% of net assets.
(b)	Floating Rate Security. Stated interest rate was in effect at December 31, 2010.
(c)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at December 31, 2010.
(d)	Variable rate coupon, rate shown as of December 31, 2010.
(e)	Security is in default and is non-income producing.
(f)	Illiquid security.
(g)	This position or a portion of this position represents an unsettled loan purchase. At December 31, 2010, the market value and unrealized gain of these unsettled loan purchases amounted to $1,291,390 and $15,315, respectively. The coupon rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.
(h)	Pay-In-Kind Payments (PIK).
(i)	Fair valued.
(j)	Non-income producing security.
(k)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

(l)	As of December 31, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $49,178,376 and gross unrealized depreciation of investments was $(24,333,882), resulting in net unrealized appreciation of $24,844,494.

The fund currently owns investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of December 31, 2010, the fund’s total exposure to subprime investments was 1.69% of net assets. These investments are valued in accordance with the fund’s Valuation Policies.

Currency Abbreviations:

EUR	-	Euro

Glossary:

ABS	-	Asset-Backed Securities
ARMs	-	Adjustable Rate Mortgages
CMBS	-	Commercial Mortgage-Backed Securities
CMOs	-	Collateralized Mortgage Obligations
FDIC	-	Federal Deposit Insurance Corporation
FHLMC	-	Federal Home Loan Mortgage Corporation
HFC	-	Housing Finance Corporation
OJSC	-	Open Joint Stock Company
REIT	-	Real Estate Investment Trust
TBA	-	To Be Announced
TIPS	-	Treasury Inflation Protected Security

SCBF II - Intermediate Duration Institutional Portfolio

December 31, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Corporates - Investment Grades	$—	$346,261,650	$—	$346,261,650
Governments - Treasuries	—	234,182,170	—	234,182,170
Mortgage Pass-Thru’s	—	180,591,936	—	180,591,936
Commercial Mortgage-Backed Securities	—	82,483,361	29,291,475	111,774,836
Agencies	—	93,504,399	—	93,504,399
Corporates - Non-Investment Grades	—	41,730,537	—	41,730,537
Asset-Backed Securities	—	4,917,369	13,769,773	18,687,142
Bank Loans	—	—	15,224,364	15,224,364
Governments - Sovereign Bonds	—	14,899,022	—	14,899,022
Inflation-Linked Securities	—	11,737,847	—	11,737,847
Quasi-Sovereigns	—	9,723,559	—	9,723,559
Governments - Sovereign Agencies	—	8,354,234	—	8,354,234
CMOs	—	241,087	7,712,167	7,953,254
Local Governments - Municipal Bonds	—	2,754,603	—	2,754,603
Preferred Stocks	1,167,655	—	—	1,167,655
Emerging Markets - Corporate Bonds	—	992,145	—	992,145
Supranationals	—	16,928	—	16,928
Warrants	—	—	—	—
Short-Term Investments	26,727,174	—	—	26,727,174
Total Investments in Securities	27,894,829	1,032,390,847	65,997,779	1,126,283,455
Other Financial Instruments* :
Assets
Forward Currency Exchange Contracts	—	260,495	—	260,495
Interest Rate Swap Contracts	—	315,435	—	315,435
Liabilities
Forward Currency Exchange Contracts	—	(445,645)	—	(445,645)

Total	$27,894,829	$1,032,521,132	$65,997,779	$1,126,413,740

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the end of the reporting period.

	Corporates - Investment Grades	Commercial Mortgage- Backed Securities	Corporates - Non- Investment Grades
Balance as of 9/30/10	$2,788,352	$23,457,833	$1,103,229
Accrued discounts/(premiums)	—	9,283	501
Realized gain (loss)	—	—	—
Change in unrealized appreciation/depreciation	(68,239)	154,568	(501)
Net purchases (sales)		3,721,330	—
Transfers in to Level 3		5,694,291	—
Transfers out of Level 3	(2,720,113)	(3,745,830)	(1,103,229)

Balance as of 12/31/10	$—	$29,291,475	$—

Net change in unrealized appreciation/depreciation from Investments held as of 12/31/10	$—	$400,199	$—

	CMOs	Asset- Backed Securities	Bank Loans
Balance as of 9/30/10	$7,611,139	$11,784,110	$15,779,782
Accrued discounts/(premiums)	3,790	3,788	58,629
Realized gain (loss)	13,975	(1,216,415)	24,573
Change in unrealized appreciation/depreciation	504,152	2,070,770	349,257
Net purchases (sales)	(420,889)	1,127,520	(987,877)
Transfers in to Level 3	—	—	—
Transfers out of Level 3	—	—	—

Balance as of 12/31/10	$7,712,167	$13,769,773	$15,224,364

Net change in unrealized appreciation/depreciation from Investments held as of 12/31/10	$504,152	$694,454	$319,333

	Warrants*	Total
Balance as of 9/30/10	$—	$62,524,445
Accrued discounts/(premiums)	—	75,991
Realized gain (loss)	—	(1,177,867)

Change in unrealized appreciation/depreciation	—	3,010,007
Net purchases (sales)	—	3,440,084
Transfers in to Level 3	—	5,694,291
Transfers out of Level 3	—	(7,569,172)

Balance as of 12/31/10	$—	$65,997,779

Net change in unrealized appreciation/depreciation from Investments held as of 12/31/10	$—	$1,918,138

*	The Portfolio held a security with zero market value at period end.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Sanford C. Bernstein Fund II, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	February 18, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	February 18, 2011

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	February 18, 2011